Overview of the Company - Additional Information (Detail) - Wilco Holdco Inc $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 27, 2020 USD ($)	May 10, 2016 USD ($)	Mar. 31, 2021 USD ($) Clinic	Dec. 31, 2020 USD ($) Clinic	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Class of Stock [Line Items]
Number of clinics | Clinic			882	875
Other non-current liabilities			$ 11,908	$ 18,571		$ 1,743
Cares Act [Member]
Class of Stock [Line Items]
Provider relief fund	$ 100,000,000
Temporary suspension rate			2.00%	2.00%
General disbursement payments received				$ 91,500
Accrued expenses and other liabilities			$ 5,500	5,500
Other non-current liabilities			5,500	5,500
Cares Act [Member] | Medicare [Member]
Class of Stock [Line Items]
Funds received					$ 26,700
Accrued expenses and other liabilities			22,100	15,500
Other non-current liabilities			$ 4,600	$ 11,200
ATI Holdings Acquisition [Member]
Class of Stock [Line Items]
Purchase consideration		$ 1,900,000